Consolidated Balance Sheets - USD ($)	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 7,479	$ 44,627	$ 33,374
Accounts receivable	191,601	37,885	216,641
Prepaid expenses	55,024	63,220	56,472
Inventory	265,959	291,089	177,851
Property & equipment, net	54,511	59,733	78,973
Deposits	21,919	17,391	21,919
Total Current Assets	520,063	426,002	484,338
OTHER ASSETS
Goodwill	429,225	549,368	421,372
Intangible assets, net	1,055,372	5,612,067	1,106,831
TOTAL ASSETS	2,081,090	6,647,170	2,113,433
CURRENT LIABILITIES
Accounts payable and accrued expenses	362,160	507,464	143,756
Deferred revenue	25,224	7,754	175,569
Warrant Liability		105,809
Accrued interest payable (current portion)	52,568	178,368	3,224
Notes payable, net of debt discount of $120,085 in 2015, $55,982 in 2014 and $0 in 2013	314,018	359,915	370,000
Debentures - related parties (current portion), net of debt discount of $29,384 in 2015 and $68,926 in 2015		150,108
Customer deposits		16,325
Total Current Liabilities	753,970	1,325,743	692,549
NON-CURRENT LIABILITIES
Accrued compensation	$ 906,928	1,276,077	395,667
Accrued interest payable (non-current portion)			$ 57,820
Notes payable, net of debt discount of $67,726 in 2014 and $0 in 2013	$ 24,274	380,774
Debentures - related parties (non-current portion), net of debt discount of $76,492	497,586	3,229,804	$ 511,465
Contingent consideration	324,379	4,886,655	308,273
Total Non-Current Liabilities	1,753,167	6,212,398	1,273,225
TOTAL LIABILITIES	2,507,137		1,965,774
STOCKHOLDERS' EQUITY (Deficit)
Common stock: 150,000,000 shares authorized, at $0.001 par value, 40,845,545, 27,112,263 and 21,548,456 shares issued and outstanding, respectively	27,113	40,846	21,549
Additional paid-in capital	10,778,807	13,991,924	6,531,110
Accumulated deficit	(11,231,967)	(13,597,998)	(6,405,000)
Total Stockholders' Equity (Deficit)	(426,047)	434,772	147,659
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (Deficit)	$ 2,081,090	$ 6,647,170	$ 2,113,433